NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 10,768	$ 8,423
Deferred Financing Costs and Other on Subsidiary Borrowings	(31)
Subsidiary borrowings	10,768	8,423
Deferred Financing Costs and Other on Subsidiary Borrowings	(31)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	317
Subsidiary borrowings	317
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	38
Subsidiary borrowings	38
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	620
Subsidiary borrowings	620
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,991
Subsidiary borrowings	3,991
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,101
Subsidiary borrowings	1,101
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,732
Total Principal repayments on Subsidiary Borrowings	10,799
Subsidiary borrowings	4,732
Total Principal repayments on Subsidiary Borrowings	10,799
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,378	2,024
Deferred Financing Costs and Other on Subsidiary Borrowings	(10)
Subsidiary borrowings	3,378	2,024
Deferred Financing Costs and Other on Subsidiary Borrowings	(10)
Real Estate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	314
Subsidiary borrowings	314
Real Estate | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	393
Subsidiary borrowings	393
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,974
Subsidiary borrowings	1,974
Real Estate | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	393
Subsidiary borrowings	393
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	314
Total Principal repayments on Subsidiary Borrowings	3,388
Subsidiary borrowings	314
Total Principal repayments on Subsidiary Borrowings	3,388
Renewable Power
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,132	2,098
Deferred Financing Costs and Other on Subsidiary Borrowings	(11)
Subsidiary borrowings	2,132	2,098
Deferred Financing Costs and Other on Subsidiary Borrowings	(11)
Renewable Power | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3
Subsidiary borrowings	3
Renewable Power | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Renewable Power | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Renewable Power | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Renewable Power | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	314
Subsidiary borrowings	314
Renewable Power | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,826
Total Principal repayments on Subsidiary Borrowings	2,143
Subsidiary borrowings	1,826
Total Principal repayments on Subsidiary Borrowings	2,143
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,158	2,470
Deferred Financing Costs and Other on Subsidiary Borrowings	(15)
Subsidiary borrowings	3,158	2,470
Deferred Financing Costs and Other on Subsidiary Borrowings	(15)
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Infrastructure | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,681
Subsidiary borrowings	1,681
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,492
Total Principal repayments on Subsidiary Borrowings	3,173
Subsidiary borrowings	1,492
Total Principal repayments on Subsidiary Borrowings	3,173
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	310	0
Deferred Financing Costs and Other on Subsidiary Borrowings	0
Subsidiary borrowings	310	0
Deferred Financing Costs and Other on Subsidiary Borrowings	0
Private Equity | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Private Equity | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	310
Subsidiary borrowings	310
Private Equity | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	310
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	310
Residential Development
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,790	1,831
Deferred Financing Costs and Other on Subsidiary Borrowings	5
Subsidiary borrowings	1,790	$ 1,831
Deferred Financing Costs and Other on Subsidiary Borrowings	5
Residential Development | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Subsidiary borrowings	0
Residential Development | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	38
Subsidiary borrowings	38
Residential Development | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	227
Subsidiary borrowings	227
Residential Development | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	26
Subsidiary borrowings	26
Residential Development | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	394
Subsidiary borrowings	394
Residential Development | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,100
Total Principal repayments on Subsidiary Borrowings	1,785
Subsidiary borrowings	1,100
Total Principal repayments on Subsidiary Borrowings	$ 1,785